Deposits and Subordinated Debt (Tables)	6 Months Ended
Apr. 30, 2025
Disclosure Of Deposits [Line Items]
Summary of Deposits

	Payable on demand
(Canadian $ in millions)	Interest bearing	Non-interest bearing	Payable after notice (1)	Payable on a fixed date (2) (3)	April 30, 2025	October 31, 2024
Amortized cost deposits by:
Banks (4)	$4,422	$1,881	$1,627	$19,851	$27,781	$32,546
Business and government	72,600	40,636	202,401	245,118	560,755	575,019
Individuals	4,207	36,111	148,266	129,213	317,797	320,767
Total amortized cost deposits	81,229	78,628	352,294	394,182	906,333	928,332
Deposits at FVTPL	-	-	-	51,934	51,934	54,108
Total (5)	$81,229	$78,628	$352,294	$446,116	$958,267	$982,440
Booked in:
Canada	$70,603	$67,839	$155,961	$314,544	$608,947	$618,141
United States	10,553	10,788	194,481	86,577	302,399	314,066
Other countries	73	1	1,852	44,995	46,921	50,233
Total	$81,229	$78,628	$352,294	$446,116	$958,267	$982,440

(1)	Includes $43,388 million of non-interest bearing deposits as at April 30, 2025 ($44,617 million as at October 31, 2024).
(2)
Includes $61,837 million of senior unsecured debt as at April 30, 2025 subject to the Bank Recapitalization (Bail-In) regime ($65,986 million as at October 31, 2024). The Bail-In regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(3)
Deposits totalling $28,685 million as at April 30, 2025 ($29,136 million as at October 31, 2024) can be redeemed early, either fully or partially, by customers without penalty. These are classified as payable on a fixed date, based on their remaining contractual maturities.

(4)	Includes regulated and central banks.
(5)
Includes $503,272 million of deposits denominated in U.S. dollars as at April 30, 2025 ($521,160 million as at October 31, 2024), and $55,220 million of deposits denominated in other foreign currencies ($54,397 million as at October 31, 2024).

Summary of Deposits Payable On a Fixed Date
The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2025	$ 265,717	$ 76,703	$ 44,995	$387,415
As at October 31, 2024	285,555	77,313	48,086	410,954

Summary of Maturity Schedule for Deposits Greater Than One Hundred Thousand Dollars Booked In Canada
The following table presents the maturity schedule for deposits payable on a fixed date greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2025	$ 60,424	$ 34,449	$ 47,389	$ 123,455	$265,717
As at October 31, 2024	63,442	33,704	62,674	125,735	285,555